Lease - Schedule of Maturities of Operating Lease Liabilities (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Schedule of Maturities of Operating Lease Liabilities [Abstract]
2026	$ 23,258
2027	2,584
Total undiscounted lease payment	25,842
Less: imputed interest	710
Total lease liabilities	25,132
Less: operating lease liabilities-current	22,567	$ 40,058
Operating lease liabilities – non-current	$ 2,565	$ 41,679